Fair Value Measurements and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

14. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements

The Company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2016 or 2015. The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities. For accounts receivable, accounts payable and accrued liabilities, the carrying amounts of these financial instruments as of December 31, 2016 and 2015 were considered representative of their fair values due to their short term to maturity. Cash equivalents are carried at cost which approximates their fair value. The carrying values of long-term debt, including the current portion of long-term debt in short-term borrowings, approximate fair value and are principally measured using Level 2 inputs based on quoted market prices or pricing models using current market rates.

Concurrent with the closing of the 2016 Merger on May 3, 2016, the Company restructured its Term Loan and WCAS Note that extended the payment term of respective principal balance of $50 million and $5 million to March 31, 2021 and September 8, 2021. All warrants for private company common stock, Series D and private company Series AB there were outstanding on May 3, 2016 were cancelled.

No financial assets or liabilities were measured at fair value on a recurring basis at December 31, 2015. The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2016.

(Dollars in thousands)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Derivative liability—warrant	$222	–	–	222

Total liabilities	$222	–	–	222

The Company’s derivative liabilities are classified within Level 3 because they are valued with an option pricing model, where certain inputs to the model are unobservable and reflect the Company’s assumptions as to what market participants would use.

The warrants were valued using the Black Scholes option pricing model (see note 9). The life of the warrant is equal to the weighted average remaining contractual life of the warrants. The volatility utilized is based upon the volatilities observed from publicly traded companies that are comparable to the Company. To date, the Company has not declared or paid dividends to any of its stockholders so the assumed dividend rate is zero. The short term risk-free rate utilized is the yield on US Treasury STRIPS corresponding to the life of the warrant.

Upon default of the Term Loan, as described in note 4, the Lenders called for immediate repayment of the Term Loan including a 4% prepayment penalty. As such, the derivative liability associated with the Term Loan prepayment provision was considered to be extinguished and the prepayment penalty has been accrued at December 31, 2015. The Company has also determined that the fair value of WCAS put option derivative to be de minimis as of December 31, 2015.

The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of December 31, 2016:

(Dollars in thousands)
Balance, December 31, 2014	$443
Decrease for fair value adjustment of derivative liability—Capital Royalty	(387)
Decrease for fair value adjustment of derivative liability—WCAS	(56)
Balance, December 31, 2015	–
Issuance of private company Series AB preferred warrant	4,000
Increase for fair value adjustment of warrant liability	662
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Issuance of common stock warrant in private placement	266
Decrease for fair value adjustment of warrant	(113)

Balance, December 31, 2016	$222